UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices) (Zip code)

James  Ash

            Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      3/31

Date of reporting period:  6/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2012
Principal Amount ($)		Yield (a)	Maturity	Market Value
	BONDS & NOTES - 34.6%
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 34.6%
12,450,000	Federal Home Loan Banks (b)	0.2100%	12/21/2012	$ 12,451,618
10,000,000	Federal Home Loan Banks (b)	0.1800	1/10/2013	9,997,900
7,500,000	Federal Home Loan Banks (b)	0.1250	11/2/2012	7,499,378
7,450,000	Federal Home Loan Banks (b)	0.1400	9/25/2012	7,450,447
7,000,000	Federal Home Loan Banks (b)	2.0000	9/14/2012	7,025,130
7,000,000	Federal Home Loan Banks (b)	0.1600	2/8/2013	6,998,110
6,530,000	Federal Home Loan Banks (b)	0.3750	1/29/2013	6,534,310
6,000,000	Federal Home Loan Banks (b)	0.2000	11/7/2012	6,000,540
5,600,000	Federal Home Loan Banks (b)	0.1400	9/7/2012	5,600,000
5,000,000	Federal Home Loan Banks (b)	4.5000	11/15/2012	5,079,500
3,900,000	Federal Home Loan Banks (b)	0.1400	9/10/2012	3,899,883
3,900,000	Federal Home Loan Banks (b)	0.1250	10/25/2012	3,899,493
3,250,000	Federal Home Loan Banks (b)	0.2500	7/11/2012	3,250,097
3,100,000	Federal Home Loan Banks (b)	0.2000	9/14/2012	3,100,837
3,000,000	Federal Home Loan Banks (b)	0.1800	8/22/2012	3,000,240
6,000,000	Federal National Mortgage Association (b)	1.7500	5/7/2013	6,075,000
3,220,000	Federal National Mortgage Association (b)	0.5000	10/30/2012	3,223,285
10,250,000	United States Treasury Note	0.5000	5/31/2013	10,273,626
10,000,000	United States Treasury Note	1.3750	3/15/2013	10,082,031
5,000,000	United States Treasury Note	1.7500	4/15/2013	5,059,766
1,000,000	United States Treasury Note	1.3750	5/15/2013	1,009,844
	TOTAL BONDS & NOTES (Cost - $127,518,105)			127,511,035

	SHORT-TERM INVESTMENTS - 39.8%
	CERTIFICATES OF DEPOSIT - 10.9%
8,450,000	Bank of Montreal	0.1600	7/12/2012	8,450,000
8,300,000	Mizuho Bank	0.1800	7/5/2012	8,300,000
8,250,000	Norinchukin Bank	0.2000	7/25/2012	8,250,000
7,000,000	Royal Bank of Scottland	0.1000	7/20/2012	7,000,000
8,250,000	Sumitomo Mitsui	0.1800	7/26/2012	8,250,000
				40,250,000
	COMMERCIAL PAPER - 19.5%
2,700,000	Alpine Securities (c)	0.0005	7/2/2012	2,699,985
13,000,000	Bank of Nova Scotia	0.0000	7/2/2012	12,999,935
8,000,000	General Electric Capital Corp.	0.0007	7/19/2012	7,999,451
7,000,000	Google (c)	0.0006	7/17/2012	6,999,670
6,850,000	Mont Blanc Capital Corp. (c)	0.0001	7/5/2012	6,849,810
1,000,000	NetJets, Inc. (c)	0.0009	7/27/2012	999,902
9,600,000	Newport Funding Corporation (c)	0.0000	7/2/2012	9,599,882
8,300,000	Siemens Capital (c)	0.0007	7/5/2012	8,299,861
8,450,000	Toronto-Dominion Holdings (c)	0.0008	7/11/2012	8,449,587
7,080,000	Wal-Mart (c)	0.0005	7/2/2012	7,079,957
				71,978,040
	DISCOUNT NOTES
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.4% (b)
4,791,000	Federal Home Loan Bank Discount Notes (b)	0.0000	7/2/2012	4,790,952
6,900,000	Federal Home Loan Bank Discount Notes (b)	0.0005	7/5/2012	6,899,933
10,100,000	Federal Home Loan Bank Discount Notes (b)	0.0005	7/13/2012	10,099,708
13,000,000	Federal Home Loan Bank Discount Notes (b)	0.0005	7/18/2012	12,999,448
				34,790,041

	TOTAL SHORT-TERM INVESTMENTS (Cost - $147,018,081)			147,018,081

No of Contracts
	PURCHASED OPTIONS - 1.0%
	CALL OPTIONS - 0.5%
165	CRUDE OIL @ 100		12-Aug	9,900
131	CRUDE OIL @ 100		12-Dec	260,690
237	CRUDE OIL @ 110		15-Dec	1,552,350
131	EURO RAPESEED @ 490		12-Nov	132,335
66	NATURAL GAS @ 10		13-Apr	660
131	NATURAL GAS @ 15		13-Apr	1,310
				1,957,245

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012
No of Contracts		Maturity	Market Value
	PUT OPTIONS - 0.5%
527	CORN FUTURE @ 490	12-Dec	$ 174,569
527	CORN FUTURE @ 540	12-Dec	411,719
263	EURO MILL WHT @ 180	13-Mar	24,486
263	EURO MILL WHT @ 200	13-Mar	89,615
263	EURO MILL WHT @ 180	12-Nov	12,160
131	EURO MILL WHT @ 200	12-Nov	24,642
131	EURO RAPESEED @ 460	13-Feb	132,584
92	EURO RAPESEED @ 400	12-Nov	3,554
118	EURO RAPESEED @ 410	12-Nov	8,146
131	LIVE CATTLE @ 126	12-Dec	196,500
303	LIVE CATTLE @ 126	12-Oct	539,340
66	NAT GAS EURO @ 2	12-Oct	25,872
			1,643,187
	CROSS CURRENCY OPTIONS - 0.0%
	EUR PUT / CHF CALL	8/16/2012	23,279
	CHF CALL / SEK PUT	8/6/2012	7,545
			30,824
	CURRENCY OPTIONS - 0.0%
	EUR PUT / USD CALL	8/3/2012	6,054
	GBP CALL / USD PUT	7/6/2012	-
	USD CALL / CAD PUT	7/31/2012	31
			6,085

	TOTAL PURCHASE OPTIONS (Proceeds - $4,789,997)		3,637,341

	TOTAL INVESTMENTS - 75.4% (Cost - $279,326,183)		$ 278,166,457
	OTHER ASSETS LESS LIABILITIES - 24.6%		90,915,250
	NET ASSETS - 100.0%		$ 369,081,707

(a)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.
(b)

Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corp. and Federal National Mortgage Association currently operate under a federal conservatorship.

(c)

Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012 these securities amounted to  $50,978,655 or 13.81% of net assets.

(d)

Represents cost for financial reporting purposes.  Aggregate cost for book purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 134,802
		Unrealized Depreciation:	(1,294,528)
		Net Unrealized Depreciation:	$ (1,159,726)

SCHEDULE OF FINANCIAL FUTURES
LONG FUTURES CONTRACTS
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	June 30, 2012 (a)	Gain/Loss
	AUSTRALIAN DOLLAR DENOMINATED
52	AUST 10Y BOND	12-Sep	$ 5,182,607	$ 5,162,450	$ (20,157)

	CANADIAN DOLLAR
50	CAN 10YR BOND	12-Sep	6,835,353	6,809,463	(25,890)

	EURO DENOMINATED
33	EURO STOXX 50	12-Sep	903,601	942,615	39,014
139	MILL WHEAT EURO	13-Mar	1,836,065	1,996,208	160,143
87	MILL WHEAT EURO	12-Nov	1,210,031	1,249,425	39,394
50	RAPESEED EURO	13-Feb	1,501,040	1,502,623	1,583
16	RAPESEED EURO	12-Nov	480,602	487,680	7,078
					247,212
	UK POUNDS DENOMINATED
119	COCOA - LI	12-Sep	2,917,826	2,942,015	24,189

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012
SCHEDULE OF FINANCIAL FUTURES
LONG FUTURES CONTRACTS
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	June 30, 2012 (a)	Gain/Loss
	US DOLLAR DENOMINATED
200	90DAY EURO$	14-Dec	$ 49,571,020	$ 49,592,500	$ 21,480
129	90DAY EURO$	15-Dec	31,799,101	31,838,813	39,712
17	BRENT CRUDE	13-Jun	1,575,250	1,661,070	85,820
53	COFFEE 'C'	12-Sep	3,010,126	3,392,663	382,537
361	CORN	12-Dec	10,014,763	11,457,238	1,442,475
40	COTTON NO.2	12-Dec	1,441,540	1,426,600	(14,940)
26	GAS OIL	12-Aug	2,164,825	2,192,450	27,625
13	GASOLINE RBOB	12-Aug	1,402,620	1,436,963	34,343
22	JPN YEN CURR	12-Sep	3,461,425	3,447,125	(14,300)
26	LIVE CATTLE	12-Aug	1,250,080	1,252,680	2,600
96	LIVE CATTLE	12-Dec	4,831,300	4,892,160	60,860
230	LIVE CATTLE	12-Oct	11,647,090	11,444,800	(202,290)
6	LME COPPER	12-Dec	1,130,569	1,152,525	21,956
9	LME COPPER	12-Jul	1,891,632	1,731,713	(159,919)
1	LME COPPER	13-May	204,451	192,038	(12,413)
2	LME NICKEL	12-Aug	195,312	200,544	5,232
20	LME PRI ALUM	12-Jul	1,044,100	941,375	(102,725)
11	LME ZINC	12-Aug	525,136	517,550	(7,586)
15	LME ZINC	12-Jul	750,244	705,563	(44,681)
16	NATURAL GAS	12-Oct	414,270	460,320	46,050
26	PALLADIUM	12-Sep	1,554,790	1,519,830	(34,960)
26	SOYBEAN	12-Nov	1,830,887	1,856,075	25,188
66	SOYBEAN OIL	12-Dec	2,069,058	2,101,968	32,910
68	US 5YR NOTE	12-Sep	8,440,887	8,429,875	(11,012)
119	WHEAT	12-Sep	4,347,362	4,498,200	150,838
47	WTI CRUDE	12-Aug	3,890,980	3,993,120	102,140
25	WTI CRUDE	13-Dec	2,167,320	2,211,250	43,930
					1,920,870

43,306	TOTAL LONG FUTURES CONTRACTS		$ 173,493,263	$ 175,639,487	$ 2,146,224

SCHEDULE OF FINANCIAL FUTURES
SHORT FUTURES CONTRACTS
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name		Trade date (a)	June 30, 2012 (a)	Gain/Loss
	EURO
(1)	EURO-BUND	12-Sep	$ (179,023)	$ (178,478)	$ 545
(34)	Euro-OAT	12-Sep	(5,510,171)	(5,514,832)	(4,661)
					(4,116)
	NORWEGIAN KRONE
(9)	USD/NOK	12-Sep	(909,074)	(901,948)	7,126

	SWEDISH KRONA
(7)	USD/SEK	12-Sep	(714,807)	(701,497)	13,310

	US DOLLAR
(370)	A$ CURRENCY	12-Sep	(36,882,915)	(37,625,300)	(742,385)
(52)	BP CURRENCY	12-Sep	(5,096,156)	(5,095,025)	1,131
(50)	BRENT CRUDE	12-Aug	(4,880,980)	(4,890,000)	(9,020)
(18)	C$ CURRENCY	12-Sep	(1,758,240)	(1,766,880)	(8,640)
(13)	COCOA	12-Sep	(289,530)	(297,830)	(8,300)
(53)	COFFEE 'C'	12-Dec	(3,713,906)	(3,453,281)	260,625
(14)	COPPER	12-Dec	(1,251,250)	(1,227,275)	23,975
(3)	COPPER	13-May	(270,426)	(263,813)	6,613
(281)	EURO FX CURR	12-Sep	(44,149,719)	(44,496,350)	(346,631)
(9)	LME COPPER	12-Jul	(1,891,236)	(1,731,713)	159,523
(2)	LME NICKEL	12-Aug	(195,240)	(200,544)	(5,304)
(20)	LME PRI ALUM	12-Jul	(1,035,000)	(941,375)	93,625
(13)	LME PRI ALUM	12-Sep	(607,019)	(620,588)	(13,569)
(11)	LME ZINC	12-Aug	(516,794)	(517,550)	(756)
(15)	LME ZINC	12-Jul	(750,000)	(705,563)	44,437
(9)	NATURAL GAS	12-Aug	(240,540)	(254,160)	(13,620)

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012
SCHEDULE OF FINANCIAL FUTURES
SHORT FUTURES CONTRACTS
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	June 30, 2012 (a)	Gain/Loss
	US DOLLAR (continued)
(4)	SILVER	12-Sep	$ (529,094)	$ (552,240)	$ (23,146)
(13)	SUGAR #11	12-Oct	(303,576)	(305,906)	(2,330)
(53)	WHEAT (CBT)	12-Sep	(1,919,750)	(2,006,713)	(86,963)
(45)	WTI CRUDE	15-Dec	(4,097,820)	(3,910,500)	187,320
					(483,415)

39,991	TOTAL SHORT FUTURES CONTRACTS		$(117,692,266)	$ (118,159,361)	$ (467,095)

		Total unrealized gain/(loss) on Futures			$ 1,679,129

(a)

This Schedule of Financial Futures provides the detail of futures contracts the fund held as of the date of the financial statements, June 30, 2012. The amounts shown in column 4 ("Notional Value at Trade Date") and column 5 ("Notional Value at June 30, 2012") of this Schedule are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. Finally, the notional values as set forth within this Schedule of Financial Futures do not purport to represent economic value at risk to the Fund. The Fund is fully at risk for its investment in the commodity pools, which totals approximately $75,916,408.

No of Contracts		Maturity	Market Value
WRITTEN OPTIONS - 0.0%
CALL OPTIONS - 0.0%
(131)	CORN FUTURE @ 600	12-Dec	$ (465,050)

CURRENCY OPTIONS
	USD CALL / CZK PUT	7/10/2012	(9)

	TOTAL WRITTEN OPTIONS (Proceeds - $118,765)		$ (465,059)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Investments in Systematic Trading Companies are valued at a fair value based on the net asset value as reported by underlying trading companies.   Options and Futures shall be valued at the close price at 4pm eastern time on the valuation date. Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (“Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 127,511,035	$ -	$ 127,511,035
Certificates of Deposit	-	40,250,000	-	40,250,000
Commercial Paper	-	71,978,040	-	71,978,040
Discount Notes	-	34,790,041	-	34,790,041
Total Investments	$ -	$ 274,529,116	$ -	274,529,116
Derivative
Purchase Options	$ 3,637,341	$ -	$ -	$ 3,637,341
Futures	3,783,880	-	-	3,783,880
Forward currency exchange contracts	-	7,344,576	-	7,344,576
Derivative Total	$ 7,421,221	$ 7,344,576	$ -	$ 14,765,797
Total	$ 7,421,221	$ 281,873,692	$ -	$ 289,294,913
Liabilities
Derivatives
Futures	$ (2,104,751)	$ -	$ -	$ (2,104,751)
Written Options	(465,059)	-	-	(465,059)
Forward currency exchange contracts	-	(9,201,825)	-	(9,201,825)
Total	$ (2,569,810)	$ (9,201,825)	$ -	$ (11,771,635)

* Refer to the Consolidated Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The consolidated financial statements of the Fund include AGMS Fund Limited (“AGMS”), a wholly-owned and controlled subsidiary of which the Fund may invest up to 25% of its total assets. AGMS invests in the global derivatives markets through the use of a separate controlled foreign corporation (“CFC”), Global Macro Strategy Limited (“GMSL”). GMSL, a wholly–owned subsidiary, is a closed-ended fund incorporated as an exempted company under the Companies Law of the Cayman Islands on April 6, 2011 and is a disregarded entity for US tax purpose. GMSL uses one or more proprietary global macro trading programs (“global macro programs”), which are often labeled "managed futures" programs in one or more private investment vehicles or commodity pools (“unaffiliated trading companies”) advised by one or more commodity trading advisors (“CTAs”) registered with the U.S. Commodity Futures Trading Commission. Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments.

A summary of the Fund’s investment in AGMS is as follows:

	Inception Date of AGMS	AGMS Net Assets at June 30, 2012	% of Total Net Assets at June 30, 2012

AGMS	April 13, 2011	$ 75,916,408	20.57%

Futures and forwards - Futures and forward contracts are commitments either to purchase or sell a designated financial instrument, currency, commodity or an index at a specified future date for a specified price and may be settled in cash or another financial asset. Futures are standardized exchange-traded contracts whereas forwards are individually traded over- the-counter contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Futures contracts have little credit risk because the counterparties are futures exchanges. Forward contracts result in credit exposure to the counterparty.

Futures and forward contracts both result in exposure to market risk based on changes in market prices relative to contracted amounts. Market risks arise due to the possible movement in foreign currency exchange rates, indices, and securities’ values underlying these instruments. In addition, because of the low margin deposits normally required in relation to notional contract sizes, a high degree of leverage may be typical of a futures or forward trading account. As a result, a relatively small price movement in an underlying of a futures or forward contract may result in substantial losses to the Fund. While forward contracts are generally subject to liquidity risk, futures trading may also be illiquid. Certain futures exchanges do not permit trading in particular futures contracts at prices that represent a fluctuation in price during a single day’s trading beyond certain set limits. If prices fluctuate during a single day’s trading beyond those limits, the Fund could be prevented from promptly liquidating unfavorable positions and thus could be subject to substantial losses.

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012
As of June 30, 2012 the following Forward Currency Exchange contracts were open:

						Unrealized
		Expiration	Currency Amount	Cost		Appreciation /(depreciation)
Purchase Contracts	Currency	Dates	Purchased	(US $)	Fair Value
AUSTRALIAN DOLLAR	AUD	7/02-9/19/12	66,150,090	$ 66,831,360	$ 67,574,843	$ 743,483
BRAZILIAN REAL	BRL	7/03-12/19/12	46,310,806	22,588,973	22,964,637	375,664
CANADIAN DOLLAR	CAD	7/03-9/19/12	139,792,479	137,568,801	137,362,917	(205,884)
CHILEAN PESO	CLP	7/25-12/19/12	3,427,822,621	6,852,985	6,856,031	3,046
CHINA YUAN RENMINBI	RMB	3/15-5/15/13	56,763,049	8,901,154	8,873,161	(27,993)
CZECH KORUNA	CZK	7/02-9/19/12	291,976,221	14,413,584	14,491,803	78,219
EURO	EUR	7/02-9/19/12	85,451,317	107,105,810	108,264,809	1,158,999
HUNGARY FORINT	HUF	7/02-7/23/12	237,662,620	1,043,376	1,056,048	12,672
INDIAN RUPEE	INR	7/03-12/19/12	1,711,769,272	30,317,414	30,727,298	409,884
INDONESIAN RUPIAH	IDR	9/19/2012	10,548,852,800	1,054,885	1,057,724	2,839
JAPANESE YEN	JPY	7/02-9/19/12	7,775,168,942	97,706,125	97,541,663	(164,462)
MEXICAN PESO	MXN	7/03-7/23/12	3,604,358	259,379	269,181	9,802
NEW ISRAELI SHEKEL	ILS	7/02-7/23/12	735,293	187,301	187,840	539
NEW ZEALAND DOLLAR	NZD	7/02-7/23/12	9,034,417	7,136,230	7,236,046	99,816
NORWEGIAN KRONE	NOK	7/02-9/19/12	89,156,094	14,851,768	14,954,841	103,073
PHILIPPINO PESO	PHP	9/19-12/19/12	70,770,809	1,651,417	1,668,043	16,626
POLISH ZLOTY	PLN	7/02-9/19/12	25,714,866	7,625,658	7,669,893	44,235
REPUBLIC OF KOREA WON	KRW	9/19-12/20/12	697,856,029	608,505	617,123	8,618
RUSSIAN ROUBLE	RUB	7/13-12/19/12	710,492,301	21,669,915	21,801,678	131,763
SINGAPORE DOLLAR	SGD	7/02-7/23/12	4,371,324	3,414,582	3,455,159	40,577
SOUTH AFRICAN RAND	ZAR	7/02-7/23/12	4,959,565	596,321	606,276	9,955
SWEDISH KRONA	SEK	7/02-7/23/12	20,127,050	2,861,499	2,905,573	44,074
SWISS FRANC	CHF	7/02-9/19/12	36,976,752	39,467,868	39,032,587	(435,281)
TAIWAN DOLLAR	TWD	9/19/2012	14,817,300	498,167	497,475	(692)
TURKISH LIRA NEW	TRY	7/03-9/19/12	13,746,337	7,545,722	7,572,909	27,187
UK POUNDS	GBP	7/02-7/23/12	20,666,132	32,454,923	32,458,970	4,047

				$ 635,213,722	$ 637,704,528	$ 2,490,806

						Unrealized
		Expiration	Currency Amount	Cost		Appreciation /(depreciation)
Sales Contracts	Currency	Dates	Sold	(US $)	Fair Value
AUSTRALIAN DOLLAR	AUD	7/02-9/19/12	(98,281,353)	$ (97,902,263)	$ (100,301,910)	$ (2,399,647)
BRAZILIAN REAL	BRL	7/03-12/19/12	(46,234,775)	(22,376,645)	(22,927,550)	(550,905)
CANADIAN DOLLAR	CAD	7/03-9/19/12	(44,739,818)	(43,550,136)	(43,988,305)	(438,169)
CHILEAN PESO	CLP	7/25-9/20/12	(3,362,468,196)	(6,576,074)	(6,646,884)	(70,810)
CHINA YUAN RENMINBI	RMB	3/15-5/15/13	(56,596,800)	(8,901,154)	(8,850,648)	50,506
CZECH KORUNA	CZK	7/02-7/23/12	(285,135,168)	(13,789,824)	(14,149,795)	(359,971)
EURO	EUR	7/02-7/03/12	(133,377,363)	(169,913,145)	(168,994,981)	918,164
HUNGARY FORINT	HUF	7/02-9/19/12	(50,816,617)	(220,544)	(225,218)	(4,674)
INDIAN RUPEE	INR	7/03-9/20/12	(1,672,470,555)	(29,621,200)	(30,061,581)	(440,381)
INDONESIAN RUPIAH	IDR	9/19/2012	(5,124,456,200)	(512,446)	(513,027)	(581)
JAPANESE YEN	JPY	7/02-7/23/12	(2,383,985,972)	(30,156,843)	(29,886,564)	270,279
MEXICAN PESO	MXN	7/23/2012	(3,378,254)	(245,283)	(252,170)	(6,887)
NEW ISRAELI SHEKEL	ILS	7/02-9/19/12	(4,385,524)	(1,133,677)	(1,120,340)	13,337
NEW ZEALAND DOLLAR	NZD	7/02-7/23/12	(5,860,449)	(4,640,143)	(4,693,602)	(53,459)
NORWEGIAN KRONE	NOK	7/02-9/19/12	(67,081,843)	(11,163,973)	(11,255,738)	(91,765)
PHILIPPINO PESO	PHP	9/19/2012	(44,649,542)	(1,036,131)	(1,052,654)	(16,523)
POLISH ZLOTY	PLN	7/02-7/03/12	(21,629,916)	(6,349,345)	(6,454,431)	(105,086)
REPUBLIC OF KOREA WON	KRW	9/19/2012	(460,308,013)	(397,888)	(405,509)	(7,621)
RUSSIAN ROUBLE	RUB	7/13-9/19/12	(707,998,132)	(21,363,071)	(21,737,499)	(374,428)
SINGAPORE DOLLAR	SGD	7/02-7/23/12	(5,889,238)	(4,643,251)	(4,655,130)	(11,879)
SOUTH AFRICAN RAND	ZAR	7/02-9/19/12	(3,429,665)	(407,855)	(419,134)	(11,279)
SWEDISH KRONA	SEK	7/02-7/03/12	(11,603,920)	(1,653,591)	(1,675,951)	(22,360)
SWISS FRANC	CHF	7/02-9/19/12	(24,960,023)	(25,948,722)	(26,346,294)	(397,572)
TAIWAN DOLLAR	TWD	9/19-12/19/12	(32,558,191)	(1,098,483)	(1,092,870)	5,613
TURKISH LIRA NEW	TRY	7/02-7/26/12	(11,732,949)	(6,468,726)	(6,466,674)	2,052
UK POUNDS	GBP	7/02-9/19/12	(41,758,012)	(65,340,796)	(65,584,805)	(244,009)

				$(575,411,209)	$ (579,759,264)	$ (4,348,055)

Total unrealized loss on forward foreign currency contracts						$ (1,857,249)

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The following is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Fund as of June 30, 2012 categorized by risk exposure.
Unrealized appreciation/(depreciation) on derivatives:
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at June 30, 2012
Purchased Options	$ -	$ (129,540)	$ (1,023,116)	$ -	$ (1,152,656)
Futures	39,559	(1,076,089)	2,711,526	4,133	1,679,129
Written options	-	5,256	(351,550)	-	(346,294)
Forward Contracts	-	(1,857,249)	-	-	(1,857,249)
Total	$ 39,559	$ (3,057,622)	$ 1,336,860	$ 4,133	$ (1,677,070)

The amounts of derivative instruments disclosed, on the Consolidated Portfolio of Investments at June 30, 2012 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/29/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

08/29/2012